Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 29, 2019
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2019